FAIR VALUE DISCLOSURES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 878	$ 713
Public Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	661	556
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	24.00%	20.60%
Private Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	217	157
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	7.90%	5.80%
Fair Value Inputs Level 1 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	10	8
Percentage of Assets Measured at Fair Value on Recurring Basis	67.00%	72.80%
Fair Value Inputs Level 2 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	834	672
Percentage of Assets Measured at Fair Value on Recurring Basis	31.70%	26.00%
Fair Value Inputs Level 3 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	34	33
Percentage of Assets Measured at Fair Value on Recurring Basis	1.20%	1.20%
Mortgage- and Asset-backed Securities	26	24
Fair Value Disclosures Broker Priced		$ 0